Summary Of Significant Accounting Policies (Restricted Stock And Options To Purchase Shares Of Common Stock Excluded From Calculation Of Diluted Earnings Per Share) (Details)
In Millions, unless otherwise specified
	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Accounting Policies [Abstract]
Anti-dilutive restricted stock and options (shares)	2.6	1.2	3.3